Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9:- SHAREHOLDERS’ EQUITY

a.	On February 22, 2023, the Company’s shareholders approved a change in the Company’s ordinary shares par value from NIS 0.25 per share to no par value. All par value data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the change.

All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

1.	The right to be invited and participate in all the Company’s general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company’s general meeting participated.

2.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

3.	The right to participate in the distribution of the Company’s assets upon liquidation.

b.	Issuance of ordinary shares and warrants:

1.	On January 11, 2023, the Company entered into a securities purchase agreement (the “RD Purchase Agreement”), pursuant to which the Company agreed to sell and issue in a registered direct offering (the “Registered Direct Offering”) an aggregate of 90,000,000 ordinary shares for a purchase price of $0.018 per share (the “RD Shares”) and pre-funded warrants to purchase up to 210,000,000 of the Company’s Ordinary Shares at a purchase price of $0.018 per share and at an immaterial exercise price (the “Pre-funded Warrants”), and, unregistered Series A warrants to purchase up to 300,000,000 Ordinary Shares for an exercise price of $0.02 per shares (the “Series A Warrants”), and unregistered Series B warrants to purchase up to 300,000,000 Ordinary Shares for exercise price of $0.018 per share (the “Series B Warrants”).

In addition, the Company entered into a securities purchase agreement (the “PIPE Purchase Agreement,” and together with the RD Purchase Agreement, the “Purchase Agreements”) pursuant to which the Company agreed to sell and issue in a concurrent private placement (the “PIPE Offering,” and together with the Registered Direct Offering, the “Offerings”) unregistered Pre-funded Warrants to purchase up to 109,091,100 of the Company’ Ordinary Shares at purchase price of $0.018 per share and additional immaterial exercise price per share, unregistered Series A Warrants to purchase up to 109,091,100 of the Company’s Ordinary Shares for an exercise price of $0.02 per share and unregistered Series B Warrants to purchase up to 109,091,100 of the Company’s Ordinary Shares for an exercise price of $0.018 per share.

Moreover, the Company has also issued a placement agent warrants (the “Placement Agent Warrants”) on substantially the same terms as the Series A Warrants to purchase up to 28,636,500 of the Company’s Ordinary Shares for an exercise price of $0.022 per share.

As a results of the aforementioned issuance, the Company incurred an aggregate amount of $973 issuance costs recorded net of its additional paid in capital.

The Company received total consideration of $6,526 net of issuance costs from the above mentioned issuance of shares, prefunded warrants and Series A and B warrants.

The Company accounted for the aforementioned warrants as freestanding instrument classified as part of the Company’s permanent equity in accordance with ASC-480 and ASC-815-40.

The Company has also agreed to amend certain warrants to purchase up to an aggregate of 180,000,000 Ordinary shares that were issued in December 2021 to the investor in this offering and private placement by reducing the exercise prices from $0.067 per share to $0.018 per share.

The Company accounted for the reduction in the warrants exercise price as issuance costs to be recorded in the Company’s additional paid in capital in accordance with ASC-815-40, following the adoption of ASU 2021-04.

2.	During the year ended December 31, 2023, certain investors exercised their pre-funded warrants and purchased 319,091,100 of the Company’s ordinary shares for an exercise price at an immaterial amount.

3.	On November 22, 2023, the Company entered into an inducement offer to purchase ordinary shares with a certain existing investor, according to which, the Company reduced the exercise price of previously issued warrants to purchase ordinary shares from $0.0183 and $0.02 to $0.005 for the consideration for the immediately exercise of warrants to purchase 589,091,100 ordinary shares for a total consideration of $3,004. As of December 31, 2023, the Company issued 135,000,000 ordinary shares while the remaining 454,091,100 ordinary shares held in abeyance. During the year ended December 31, 2024, these shares were released and issued.

In consideration for the immediate exercise of the warrants for cash, the Company issued new unregistered warrants to purchase 1,178,182,200 ordinary shares for an exercise price of $0.00583 per share, immediately exercisable for a term equal to five years from the date of issuance. In addition, the Company has agreed to reduce the exercise price of series B warrants to purchase 409,091,100 ordinary shares held by the investor from $0.0183 per share to $0.00583 per share and extend the term of such series B warrants to twenty months from the closing date.

Moreover, the Company has also issued a placement agent warrants (the “Placement Agent Warrants”) to purchase up to 41,236,500 of the Company’s ordinary shares for an exercise price of $0.006 per share.

As part of the aforementioned agreement, the Company incurred an aggregate issuance costs of $386 recorded net of the Company’s additional paid in capital.

The Company accounted for the aforementioned warrants as freestanding instrument classified at part of the Company’s permanent equity in accordance with ASC-480 and ASC-815-40.

The Company accounted for the reduction in the warrants exercise price as issuance costs to be recorded in the Company’s additional paid in capital in accordance with ASC 815-40, following the adoption of ASU 2021-04.

4.	On April 1, 2024 the Company issued 15,000,000 ordinary shares to certain service provider in exchange for it services. The shares issued were valued at the amount of $112 which were recorded to general and administrative expenses during the year ended December 31, 2024
5.	On July 3, 2024, the Company’s shareholders meeting approved the increase of the Company’s authorized share capital by additional 5,000,000,000 such that following the increase, the authorized share capital shall be 10,000,000,000 ordinary shares.

6.	On August 8, 2024, the Company entered into an inducement offer letter with certain existing warrants holder, according to which, the holder has exercised 857,142,900 of his warrants for an exercise price of $0.00583 per share into Company’s ordinary shares, totaling a $5,000 gross consideration. Total issuance expenses were $512. As part of the inducement letter, the Company issued to the holder new warrants to purchase 1,714,285,800 of the Company’s ordinary shares for an exercise price of $0.0075 per share. In addition, the Company has also issued warrants to purchase 60,000,000 of its ordinary shares for an exercise price of $0.00729 per share as issuance costs.

7.

On August 30, 2024, the Company entered into at-the-market offering agreement with H.C. Wainwright & Co (the “Agent”), according to which the Company may offer and sell, from time to time, its ordinary shares represented as ADSs, through the Agent in an at the market offering (“ATM”), as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended, having an aggregate offering amount of up to $9,000.

As of December 31, 2024, the Company issued 297,110,400 ordinary shares for net proceeds of $2,223 through the ATM.

c.	Warrants to purchase ordinary share:

The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of December 31, 2024:

Issuance date	Number of outstanding Warrants	Exercise price per warrant

January 2020	23,838,038	$0.12
February 2020	11,250,000	$0.05
July 2020	29,419,890	$0.08
August 2021	10,500,000	$0.07
December 2021	10,500,000	$0.07
January 2023	28,636,500	$0.02
November 2023	771,366,900	$0.01
August 2024	1,774,285,800	$0.01
	2,659,797,128

As of December 31, 2024 and 2023, all of the Company’s outstanding warrants are classified as part of the Company’s equity.

d.	Share options plan:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the “2013 Plan”). Under the Company’s 2013 Plan, in May 2023, the Company’s Board of Directors approved to increase number of ordinary shares reserved for issuance to 85,000,000.

On August 30, 2023, the Company’s board of directors approved the adoption on a new 2023 Share Option Plan (the “2023 Plan”) and approved the reserve of 100,000,000 of the Company’s ordinary shares to issuance under the 2023 Plan.

Under the Company’s Plans, the Company may grant its officers, directors, employees and consultants, share options. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

As of December 31, 2024, 50,000,000 shares available for future grant under the Company’s 2023 Plans.

e.	Share-based payment transactions granted by the Company:

The following table summarizes Company's option activity during the year ended December 31, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 2023	82,477,000	0.04	8.40	-
Grants	50,000,000	0.00	9.85	-
Forfeited/expired	(7,648,000)	-	-	-

Outstanding at December 31, 2024	124,829,000	0.03	7.1	-

Vested and expected to vest at December 31, 2024	124,829,000	0.03	7.1	-

Exercisable at December 31, 2024	46,019,625	0.07	5.9	-

d.	The weighted average remaining contractual life for the shares subject to options outstanding as of December 31, 2024, 2023 and 2022 was 7.1 years, 5.88 years and 6.96 years, respectively.

e.	The weighted average grant date fair value in 2024 was $0.02, in 2023 was $0.01 and in 2022 was $0.02 and the remaining compensation costs not yet recognized as of December 31, 2024 is $123 with a weighted average period of 3.8 years to recognize these expenses.

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	2024	2023	2022

Risk-free interest rate	4.64%-5.09%	3.95%-3.96%	1.41-3.08%
Expected volatility	83.40%-83.94%	84.30%-84.76%	83.98-84.26%
Dividend yield	0%	0%	0%
Contractual life (in years)	9.75-10	10	10
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5	2.5-3

d.	Expenses recognized in the financial statements:

	Year ended December 31,
	2024	2023	2022

Research and development	$75	$83	$137
General and administrative (*)	287	178	126
	362	261	263

(*) Including $112 share based compensation for services provided in 2024, refer to note 9(b)(4).